INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES	12 Months Ended
Dec. 31, 2021
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES

9.     INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES

	December 31,	December 31,	December 31,
	2021	2020	2019
Raw materials	$1,381,021	$694,043	$500,263
Work in progress	23,855	—	—
Finished goods	75,201	145,429	118,387
	$1,480,077	$839,472	$618,650
Research and development supplies	$—	$167,378	$671,845

During the years ended December 31, 2021, 2020 and 2019 the Company did not write down any inventory. During the year ended December 31, 2021, $555,697 of inventory was expensed in cost of goods sold (year ended December 31, 2020 and 2019: $446,239 and $458,436).